CRITICAL JUDGMENTS AND ESTIMATES IN APPLYING ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
CRITICAL JUDGMENTS AND ESTIMATES IN APPLYING ACCOUNTING POLICIES
CRITICAL JUDGMENTS AND ESTIMATES IN APPLYING ACCOUNTING POLICIES
The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments and estimates that affect the application of accounting policies and the reported amounts of assets, liabilities, contingent liabilities, income and expenses. Actual results could differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and applied prospectively.

a)	Judgments

i.	Commercial Production
In order to declare commercial production, a mine must be able to operate at levels intended by management. Prior to commercial production costs incurred are capitalized as part of the cost of placing the asset into service and proceeds from the sale of concentrates and doré are offset against the costs capitalized. Subsequent to the declaration of commercial production depletion of the costs incurred begins. Management considers several criteria in determining when a mine is operating at levels intended, and is therefore in commercial production.

ii.	Functional Currency
The functional currency for each of the Company and its subsidiaries is the currency of the primary economic environment in which the entity operates. The Company has determined that for each subsidiary the functional currency is the United States dollar. When determining the functional currency certain judgments may be involved to assess the primary economic environment in which the entity operates. If there is a change in events or conditions which determined the primary economic environment, the Company reevaluates the functional currency for each of the subsidiary impacted.

iii.	Economic recoverability and probability of future economic benefits of exploration, evaluation and development costs.
The Company makes determinations whether development and related costs incurred which have been capitalized are economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefits including geological and metallurgical information, economic assessments and existing permits for the life of mine plan. The estimates contained within these criteria could change over time which could affect the economic recoverability of capitalized costs.

b)	Estimates

i.	Revenue recognition
As is customary in the industry, revenue on provisionally priced concentrate sales is recognized based on relevant forward market prices. At each reporting period, provisionally priced concentrate sales are marked to market based on the estimated forward price for the quotational period stipulated in the contract. The adjustment to provisionally priced metal sold is included in concentrate revenue.

ii.	Estimated material in the Mineral Reserves
The figures for Mineral Reserves and Mineral Resources are determined in accordance with National Instrument 43-101 Standards of Disclosure for Mineral Projects (“NI 43-101”), issued by the Canadian Securities Administrators. NI 43-101 articulates the standards of disclosure for mineral projects including rules relating to the determination of Mineral Reserves and Mineral Resources. Management assesses the estimated Mineral Reserves and Mineral Resources used in the calculation of depletion at least annually, or whenever facts and circumstances warrant that an assessment should be made. Changes to estimates of Mineral Reserves and Mineral Resources and depletable costs including changes resulting from revisions to the Company's mine plans and changes in metal price forecasts can result in a change in future depletion rates.
Where commercial production has commenced but proven and probable reserves have yet to be established, the carrying amounts of the Company’s depletable mineral interests are depleted based on the mineable portion of measured and indicated resources.

iii.	Determination of Useful Lives
Plant and equipment other than mineral interests are depreciated using the straight-line method based on the specific asset’s useful life. Should the actual useful life of the plant or equipment vary from the initial estimation, future depreciation charges may change. Should the componentization of these like assets change, depreciation charges may vary materially in the future.

iv.	Impairment charges
At the end of each reporting period, the Company assesses whether any indication of impairment exists. Where an indicator of impairment exists, an impairment analysis is performed. The impairment analysis requires the use of estimates and assumptions including amongst others, long-term commodity prices, discount rates, length of mine life, future production levels, future operating costs, future capital expenditures and tax positions taken. The estimates and assumptions are subject to risk and uncertainty; hence, there is the possibility that changes in circumstances will alter these projections, which may impact the recoverable amount of the individual assets or CGUs. In such circumstances, some or all of the carrying value of the assets or CGUs may be further impaired or the impairment charge reduced with the impact recorded in the consolidated statements of operations and comprehensive income (loss).

v.	Reclamation provision and site closure costs
The Company’s accounting policy for the recognition of accrued site closure costs requires significant estimates and assumptions such as the requirements of the relevant environmental, legal and regulatory framework, the magnitude of possible disturbance and the timing, extent and costs of required closure and rehabilitation activity. Changes to these estimates and assumptions may result in future actual expenditures differing from the amounts currently provided for. The decommissioning liability is periodically reviewed and updated prospectively based on the available facts and circumstances.

vi.	Income taxes
The Company is periodically required to estimate the tax basis of assets and liabilities. Where applicable tax laws and regulations are either unclear or subject to varying interpretations, it is possible that changes in these estimates could occur that materially affect the amounts of deferred income tax assets and liabilities recorded in the financial statements. Changes in deferred tax assets and liabilities generally have a direct impact on earnings in the period of changes. Each period, the Company evaluates the likelihood of whether some portion or all of each deferred tax asset will not be realized. This evaluation is based on historic and future expected levels of taxable income, the pattern and timing of reversals of taxable temporary timing differences that give rise to deferred tax liabilities, and tax planning initiatives. Levels of future taxable income are affected by, among other things, the market price for saleable metals, production costs, interest rates and foreign currency exchange rates.

vii.	Valuation of inventory
All inventory is valued at the lower of average cost or net realizable value. Management is required to make various estimates and assumptions to determine the value of stockpiled ore, concentrate inventories, ore stacked on leach pads and ore in process. The estimates and assumptions include surveyed quantities of stockpiled ore, in-process volumes, contained metal content, recoverable metal content, costs to recover saleable metals, payable metal values once processed and the corresponding metals prices. Changes in these estimates can result in changes to the carrying amounts of inventories and mine operating costs of future periods.

viii.	Deferred stripping costs
Stripping costs incurred during the production phase of a mineral property that relate to reserves and resources that will be mined in a future period are capitalized. The Company makes estimates of the stripping activity over the life of the component of reserves and resources which will be made accessible. Changes in estimated strip ratios can result in a change to the future capitalization of stripping costs incurred.

ix.	Share-based compensation
The Company makes certain estimates and assumptions when calculating the fair values of share-based compensation granted. The significant estimations and assumptions include expected volatility, expected life, expected dividend yield and expected risk-free rate of return. Changes in these assumptions may result in a material change to the expense recorded for the issuance of share-based compensation.

x.	Business combinations
The information necessary to measure the fair values as at the acquisition date of assets acquired and liabilities assumed requires management to make certain judgments and estimates about future events, including but not limited to:

•	Estimates of mineral reserves, mineral resources and exploration potential acquired;

•	Future operating costs and capital expenditures;

•	Discount rates to determine fair value of assets acquired; and

•	Future metal prices and long-term foreign exchange rates.
Changes to the preliminary measurements of assets and liabilities acquired may be retrospectively adjusted when new information is obtained until the final measurements are determined within one year of the acquisition date.

xi.	Contingencies
Due to the size, complexity and nature of the Company’s operations, various legal and tax matters arise in the ordinary course of business. The Company accrues for such items when a liability is both probable and the amount can be reasonably estimated.
There are no matters at December 31, 2017 that are expected to have a material effect on the consolidated financial statements of the Company.